UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 MARCH 31, 2004
                                                            --------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Shanna Sullivan                GREENWICH, CT              MAY 5, 2004
   ---------------------------    --------------------------     ---------------
          (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         48
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,641,312
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

                   Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           3/31/2004

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            Item 1               Item 2 Item 3       Item 4   Item 5           Item 6           Item 7          Item 8
        Name of Issuer           Title  Cusip    Mkt. Value   Shares    INVESTMENT DISCRETION   Mgrs.      VOTING AUTHORITY
                                                                        ---------------------              ----------------
                                   of   Number      x $1000              Sole  Shared Other            Sole      Shared     None
                                 Class                                   (A)    (B)    (C)              (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.       COMMON  00817Y108    110,930   1,236,400   X                           1,110,800        0    125,600
Altria Group, Inc.              COMMON  02209S103        986      18,100   X                                   0        0     18,100
Ambac Financial Group, Inc.     COMMON  023139108     52,694     714,200   X                             637,400        0     76,800
Baxter International Inc.       COMMON  071813109    112,854   3,653,400   X                           3,274,600        0    378,800
Berkshire Hathaway, Inc.        COMMON  084670108    179,789       1,927   X                               1,730        0        197
CIGNA Corporation               COMMON  125509109    100,452   1,702,000   X                           1,520,700        0    181,300
CenturyTel, Inc.                COMMON  156700106     84,045   3,057,300   X                           2,735,400        0    321,900
Chubb Corporation               COMMON  171232101    106,612   1,533,100   X                           1,371,900        0    161,200
CitiGroup, Inc.                 COMMON  172967101      1,554      30,053   X                                   0        0     30,053
Citizen's Communications        COMMON  17453B101     76,079   5,879,400   X                           5,222,900        0    656,500
Comerica, Inc.                  COMMON  200340107     82,963   1,527,300   X                           1,373,000        0    154,300
ConocoPhillips Inc.             COMMON  20825C104    101,853   1,459,000   X                           1,303,400        0    155,600
Countrywide Financial Corp.     COMMON  222372104    113,305   1,181,500   X                           1,060,000        0    121,500
Dana Corporation                COMMON  235811106     77,213   3,887,851   X                           3,446,500        0    441,351
Devon Energy Corporation        COMMON  25179M103    116,253   1,999,200   X                           1,793,700        0    205,500
El Paso Corporation             COMMON  28336L109     73,543  10,343,600   X                           9,298,600        0  1,045,000
Electronic Data Systems Co.     COMMON  285661104        387      20,000   X                                   0        0     20,000
Equifax Incorporated            COMMON  294429105     47,625   1,844,500   X                           1,671,300        0    173,200
Freddie Mac                     COMMON  313400301    104,902   1,776,200   X                           1,592,800        0    183,400
Fannie Mae                      COMMON  313586109      1,093      14,700   X                                   0        0     14,700
Georgia Pacific Corporation     COMMON  373298108    117,814   3,497,000   X                           3,144,000        0    353,000
Halliburton Company             COMMON  406216101    107,420   3,534,700   X                           3,178,700        0    356,000
Hewlett-Packard Company         COMMON  428236103    105,311   4,610,800   X                           4,145,100        0    465,700
Honda Motor Co. Ltd             COMMON  438128308     76,077   3,287,700   X                           2,945,300        0    342,400
Interpublic Group of Cos.       COMMON  460690100    106,254   6,908,600   X                           6,198,900        0    709,700
KB Home Corporation             COMMON  48666K109        889      11,000   X                                   0        0     11,000
L-3 Communications Holdings Inc.COMMON  502424104     83,569   1,405,000   X                           1,296,400        0    108,600
Laboratory Corp of America      COMMON  50540R409     94,424   2,405,700   X                           2,142,800        0    262,900
Liberty Media Corporation       COMMON  530718105    113,524  10,367,500   X                           9,258,100        0  1,109,400
MBIA Inc.                       COMMON  55262C100     53,377     851,300   X                             761,700        0     89,600
Marathon Oil Corporation        COMMON  565849106    106,289   3,156,800   X                           2,837,400        0    319,400
McDonald's Corporation          COMMON  580135101     81,073   2,837,700   X                           2,548,800        0    288,900
Merck & Co. Inc.                COMMON  589331107        636      14,400   X                                   0        0     14,400
Nokia Corporation               COMMON  654902204     95,981   4,732,800   X                           4,261,100        0    471,700
Omnicare, Inc.                  COMMON  681904108     77,533   1,749,000   X                           1,572,400        0    176,600
Presidential Life Corporation   COMMON  740884101        149      10,000   X                                   0        0     10,000
Quest Diagnostics, Inc.         COMMON  74834L100     50,916     614,700   X                             559,100        0     55,600
SPX Corporation                 COMMON  784635104    104,845   2,305,300   X                           2,068,200        0    237,100
Safeway, Inc.                   COMMON  786514208     69,233   3,364,100   X                           3,011,600        0    352,500
Sprint Corporation              COMMON  852061100        544      29,500   X                                   0        0     29,500
TJX Companies, Inc.             COMMON  872540109        933      38,000   X                                   0        0     38,000
TRW Automotive Holdings Co.     COMMON  87264S106     57,074   2,621,700   X                           2,370,000        0    251,700
Textron Incorporated            COMMON  883203101     76,449   1,438,354   X                           1,274,054        0    164,300
Thermo Electron Corporation     COMMON  883556102    105,988   3,747,800   X                           3,353,200        0    394,600
Time Warner, Inc.               COMMON  887317105    102,637   6,087,600   X                           5,491,000        0    596,600
Tyco International Ltd.         COMMON  902124106    110,790   3,867,000   X                           3,465,000        0    402,000
U.S. Bancorp                    COMMON  902973304    102,172   3,695,200   X                           3,321,100        0    374,100
Watson Pharmaceuticals, Inc.    COMMON  942683103     94,279   2,203,300   X                           1,981,500        0    221,800

   TOTALS:                         48             3,641,312
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